MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
MARKETABLE SECURITIES
Schedule of marketable securities

	Average yield	December 31,	December 31,
	p.a. %	2022	2021
In local currency
Private funds	105.02 of CDI	1,208,975	656,780
Private Securities ("CDBs")	101.94 of CDI	1,827,012	4,456,828
CDBs - Escrow Account (1)	102.05 of CDI	419,103	250,054
		3,455,090	5,363,662
Foreign currency
Time deposits(2)	3.00	4,386,589	2,376,369
Other	5.99	124,063	18,298
		4,510,652	2,394,667
		7,965,742	7,758,329

Current		7,546,639	7,508,275
Non-Current		419,103	250,054

1)	Includes escrow accounts, which will be released only after obtaining the applicable governmental approvals, and pending compliance by the Company with the conditions precedent in transactions involving the sale of rural properties.
2)	Refers to Time Deposit investments, with maturities over 90 days, which are remunerated bank deposits with specific maturity periods.